Note 4 - Property and Equipment (Detail) (USD $)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Depreciation	$ 452,303	$ 227,456	$ 242,778
Asset Impairment Charges	$ 107,123		$ 36,481